Effect of fluctuations in foreign currency exchange rates	12 Months Ended
Dec. 31, 2022
Effect of fluctuations in foreign currency exchange rates
Effect of fluctuations in foreign currency exchange rates

Note 23    Effect of fluctuations in foreign currency exchange rates

(a)Reserves for foreign currency exchange differences:

As of December 31, 2022, and 2021, are detailed as follows:

	As of	As of	As of
	December 31,	December 31,	December 31,
Details	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Changes in equity generated by the equity method value through conversion:
Comercial Hydro S.A.	1,004	1,004	1,004
SQMC Internacional Ltda.	(9)	(9)	(9)
Proinsa Ltda.	(10)	(10)	(10)
Comercial Agrorama Ltda.	175	155	(19)
Isapre Norte Grande Ltda.	(130)	(121)	(14)
Almacenes y Depósitos Ltda.	568	305	211
Sacal S.A.	(3)	(3)	(3)
Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A.	(38)	(36)	(13)
Agrorama S.A.	666	628	92
SQM Vitas Fzco	(3,614)	(4,165)	(3,736)
Ajay Europe	(1,911)	(1,413)	(693)
SQM Oceanía Pty Ltd.	(579)	(579)	(579)
SQM Indonesia S.A.	(124)	(124)	(124)
Abu Dhabi Fertillizers Industries WWL.	—	372	372
SQM Holland B.V.	99	99	99
SQM Thailand Limited	(68)	(68)	(68)
SQM Europe	(1,983)	(1,983)	(1,983)
SQM Australia Pty Ltd.	(1,642)	(1,732)	(4,052)
Pavoni & C. Spa	(363)	(153)	164
Kore Potash PLC (a)	—	—	(2,128)
SQM Colombia S.A.S.	(80)	(80)	(80)
Total	(8,042)	(7,913)	(11,569)

(c)Functional and presentation currency

The functional currency of these companies corresponds to the currency of the country of origin of each entity, and its presentation currency is the dollar.

(d)Reasons to use one presentation currency and a different functional currency

-A relevant portion of the revenues of these subsidiaries are associated with the local currency.
-The cost structure of these companies is affected by the local currency.